Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - SEK (kr) kr in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure Assets Pledged As Collateral [Abstract]
Chattel mortgages	[1]	kr 6,333	kr 6,341
Bank deposits	[2]	893	532
Total		kr 7,226	kr 6,873

[1]	See also note G1 “Post-employment benefits.”
[2]	See also note F1 “Financial risk management.”